Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 0	$ 0
State and local	1,600	1,600
Foreign	0	0
Total current tax expense	1,600	1,600
Deferred:
Federal	0	0
State and local	0	0
Foreign	0	0
Total deferred	0	0
Total income tax expense	1,600	1,600
GIGCAPITAL5, INC [Member]
Current:
Federal	285,990	342,216
State and local	133,129	144,399
Foreign	0	0
Total current tax expense	419,119	486,615
Deferred:
Federal	0	0
State and local	0	0
Foreign	0	0
Total deferred	0	0
Total income tax expense	$ 419,119	$ 486,615